SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2019
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	4% declining-balance
Production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	20% declining-balance
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	30% declining-balance
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 year straight-line
Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	2 year straight-line